Subsequent Events	12 Months Ended
Dec. 31, 2021
Subsequent Event [Line Items]
Subsequent Events
16. Subsequent Events
On March 10, 2022,
724,194 pre-funded warrants issued as part of the December 2021 private placement were exercised for a price of $0.00001 per share and were converted into shares of common stock.